Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Taxes [Abstract]
Schedule Of Taxes Payable [Table Text Block]
Taxes payable as of December 31, 2015 and December 31, 2014 consist of the following:

	December 31,	December 31,
	2015	2014

VAT tax payable	$-	$568,515
Corporation income tax payable	687,745	1,543,294
Other tax payable	116,525	160,297

Total	$804,270	$2,272,106

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The following table reconciles PRC statutory rates to the Company’s effective tax rates for the years ended December 31, 2015 and 2014:

	Year ended December 31,
	2015	2014
Statutory PRC income tax rate	25%	25%
Favorable tax rate impact (a)	(12)%	(10)%
Permanent difference	5%	1%
Changes of deferred tax assets allowances	3%	-
Total	21%	16%

(a) Two of the Company’s subsidiaries, Tantech Bamboo and Tantech Energy are subject to tax rate of 15%.

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]	The provision for income tax consists of the following:
	Years ended December 31,
	2015	2014
Current	$2,377,715	$2,524,901
Deferred	-	329,588
Total	$2,377,715	$2,854,489

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of deferred tax assets are as follows:

	December 31,
	2015	2014
Allowance for doubtful accounts and other reserves	$324,053	$140,226
Accumulated depreciation	72,834	26,109
Valuation allowance	(396,887)	-
Total	$-	$166,335